Business Combinations	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Business Combinations
4. Business Combinations

a)	The Smart Cube Limited
On December 16, 2022 (“Acquisition date”), the Company acquired all ownership interests of The Smart Cube Limited and its subsidiaries (“The Smart Cube”), which provide digitally led market intelligence and analytics solutions in four key areas including procurement and supply chain, commercial sales and marketing, digital and analytics, and strategy and investment research. The Smart Cube is expected to complement the Company’s existing offerings and strengthen the Company’s capabilities in high-end procurement and advanced analytics.
The acquisition was for a total consideration of $122,150, subject to adjustments for cash and working capital, including a contingent consideration of $15,761, payable over a period of 2 years and 5 months linked to The Smart Cube’s target revenues and adjusted EBITDA (with certain adjustments) as specified in the acquisition agreement. The fair value of the contingent consideration liability was estimated using Level 3 inputs which included an assumption for discount rate of 4.93%. The potential undiscounted amount for all future payments that the Company could be required to make under the contingent consideration arrangement is between $0 and $17,286. Further, deferred earn out of $4,913 is payable over a period of 2 years and 5 months commencing from the acquisition date, subject to continued employment. The Company has funded the acquisition primarily with a five year secured term loan.
The Company incurred acquisition related costs of $2,130, which have been included in “
general
and administrative expenses” in the consolidated statement of income.
The provisional accounting pending allocation under IFRS 3, “Business Combinations” is as follows:

Amount
Cash	$6,710
Trade receivables	7,472
Unbilled revenue	651
Prepayment and other current assets	1,051
Property and equipment	427
Right-of-use assets	1,781
Intangible assets
- Customer relationships	26,692
- Customer contracts	1,959
- Covenant not-to-compete	1,305
- Software	1,305
Non-current assets	1,061
Deferred tax assets	1,767
Current liabilities	(6,011)
Non-current liabilities	(1,689)
Lease liabilities	(1,736)
Deferred tax liabilities	(7,414)

Net assets acquired	35,331
Less: Purchase consideration	(122,150)

Goodwill on acquisition	$86,819

Goodwill is attributable mainly to expected synergies and assembled workforce arising from the acquisition. Goodwill arising from this acquisition is not expected to be deductible for tax purposes.
The purchase consideration has been allocated on a provisional basis based on management’s estimates. The Company is in the process of making a final determination of the fair value of assets and liabilities. Finalization of the purchase price allocation may result in certain adjustments to the above allocation and revision of amounts recorded as of March 31, 2023 to reflect the final valuation of assets acquired or liabilities assumed.
Impact of acquisition on the results of the Company:
The acquisition of The Smart Cube contributed $10,146 to the Company’s revenue for the year ended March 31, 2023, and $971 to the Company’s profit after tax for the year ended March 31, 2023.

b)	OptiBuy sp. z.o.o.
On December 14, 2022 (“Acquisition date”), the Company acquired all ownership interests of OptiBuy sp. z.o.o. and its subsidiaries (“OptiBuy”), which helps clients leverage the capabilities of leading third-party procurement and supply chain platforms and also provides consulting, optimization, outsourcing, training services and implementation solutions to their clients. OptiBuy is expected to complement the Company’s existing offerings and strengthen the Company’s capabilities in high-end procurement services.
The acquisition was for a total consideration of Euro 30,472 ($32,064, based on the exchange rate on December 14, 2022), subject to adjustments for cash and working capital, including a contingent consideration of Euro 5,800 ($6,103), payable over a period of 2 years 3 months commencing from the
A
cquisition date linked to target adjusted EBITDA (with certain adjustments) as specified in the acquisition agreement. The fair value of the contingent consideration liability was estimated using Level 3 inputs which included an assumption for discount rate of 2.90%. The potential undiscounted amount for all future payments that the Company could be required to make under the contingent consideration arrangement and deferred consideration is between Euro 0 and Euro 6,000 ($0 and $6,313, based on the exchange rate on December 14, 2022). Further, deferred earn out of Euro 1,000 ($1,052) is payable over a period of 2 years and 3 months commencing from the acquisition date, subject to continued employment. The Company has funded the acquisition with cash on hand.
During the year ended March 31, 2023, a contingent consideration of Euro 2,000 ($2,168, based on the exchange rate on March 31, 2023) is payable by the Company to the sellers upon achievement of the target adjusted EBITDA (with certain adjustments) as specified in the acquisition agreement related to the first measurement period.
The Company incurred acquisition related costs of $518, which have been included in “
g
eneral and administrative expenses” in the consolidated statement of income.
The provisional accounting pending allocation under IFRS 3, “Business Combinations” is as follows:

Amount
Cash	$1,075
Trade receivables	2,230
Prepayment and other current assets	440
Property and equipment	45
Right-of-use assets	238
Intangible assets
- Customer relationships	3,442
- Customer contracts	934
- Covenant not-to-compete	956
- Software	122
Non-current assets	593
Deferred tax assets	16
Current liabilities	(2,532)
Non-current liabilities	(21)
Lease liabilities	(234)
Deferred tax liabilities	(1,022)

Net assets acquired	6,282
Less: Purchase consideration	(32,064)

Goodwill on acquisition	$25,782

Goodwill is attributable mainly to expected synergies and assembled workforce arising from the acquisition. Goodwill arising from this acquisition is not expected to be deductible for tax purposes.
The purchase consideration has been allocated on a provisional basis based on management’s estimates. The Company is in the process of making a final determination of the fair value of assets and liabilities. Finalization of the purchase price allocation may result in certain adjustments to the above allocation and revision of amounts recorded as of March 31, 2023 to reflect the final valuation of assets acquired or liabilities assumed.
Impact of acquisition on the results of the Company:
The acquisition of OptiBuy contributed $1,598 to the Company’s revenue for the year ended March 31, 2023, and $341 to the Company’s profit after tax for the year ended March 31, 2023.

c)	Payment for business transfer (from a large insurance company)
The Company entered into an agreement with a large insurance company, effective October 18, 2022 under which the Company has acquired the contract and capabilities in the form of licensed resources (organized workforce) including the underlying operational process manuals. The purchase price of the transaction, which was paid with cash on hand, was $
44,000.
The purchase price has been allocated, as set out below:

Amount
Intangible assets
- Customer contracts	$37,890
Deferred tax liabilities	(9,300)

Net assets acquired	28,590
Less: Purchase consideration	(44,000)

Goodwill on acquisition	$15,410

Goodwill is attributable mainly to the benefits expected from the acquired organized workforce and is not expected to be deductible for tax purposes.

d)	Vuram Technology Solutions Private Limited
On July 1, 2022 (“Acquisition date”), the Company acquired all ownership interests of Vuram Technology Solutions Private Limited and it’s subsidiaries (“Vuram”), which is a hyper automation services company that specializes in low-code
enterprise automation and provides custom, scalable BPM solutions including industry-specific solutions for the banking and financial services, insurance, and healthcare verticals. The Company is expected to leverage Vuram’s capability to accelerate new client transformation programs and enhance ongoing productivity improvements for existing engagements.
The Company paid a total consideration of $170,347, including cash and working capital adjustments of $(141) and a contingent consideration of $21,670, payable over a period of 18 months commencing from the
A
cquisition date linked to Vuram’s target revenues and adjusted EBITDA (with certain adjustments) as specified in the
a
cquisition agreement, for the acquisition. The fair value of the contingent consideration liability was estimated using Level 3 inputs which included an assumption for discount rate of 2.75%. The potential undiscounted amount for all future payments that the Company could be required to make under the contingent consideration arrangement is between $0 and $22,300. Further, deferred earn out of $2,700 is payable over a period of 18 months commencing from the
A
cquisition date, subject to continued employment. The Company has funded the
a
cquisition with cash on hand.
The Company incurred acquisition related costs of $1,209, which have been included in “
g
eneral and administrative expenses” in the consolidated statement of income.
The purchase price has been allocated on a provisional basis, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Cash	$4,670
Investments	11,235
Trade receivables	6,738
Unbilled revenue	705
Prepayment and other current assets	1,633
Property and equipment	707
Right-of-use assets	1,498
Intangible assets
- Customer relationships	45,331
- Customer contracts	5,267
- Covenant not-to-compete	5,001
- Software & Trade name	92
Non-current assets	375
Deferred tax assets	632
Current liabilities	(7,799)
Non-current liabilities	(1,265)
Lease liabilities	(1,470)
Deferred tax liabilities	(13,717)

Net assets acquired	59,633
Less: Purchase consideration	(170,347)

Goodwill on acquisition	$110,714

Goodwill is attributable mainly to expected synergies and assembled workforce arising from the acquisition. Goodwill arising from this acquisition is not expected to be deductible for tax purposes.
The purchase consideration has been allocated on a provisional basis based on management’s estimates. The Company is in the process of making a final determination of the fair value of assets and liabilities. Finalization of the purchase price allocation may result in certain adjustments to the above allocation and revision of amounts recorded as of March 31, 2023 to reflect the final valuation of assets acquired or liabilities assumed.

Impact of acquisition on the results of the Company:
The acquisition of Vuram contributed $23,825 to the Company’s revenue for the year ended March 31, 2023, and $4,746 to the Company’s profit after tax for the year ended March 31, 2023.
Impact of all acquisitions on the results of the Company:
Had the acquisitions occurred on April 1, 2022, the Company’s revenue and profit after tax for the year ended March 31, 2023 would have been $1,262,612 (unaudited) and $145,305 (unaudited), respectively.

e)	Payment for business transfer (‘CEPROCS’)
On December 31, 2021, the Company entered into an agreement with CEPROCS S.R.L. (“CEPROCS”), a provider of global sourcing and procurement services across multiple industries, including automotive, manufacturing, and retail/consumer packaged goods (“CPG”), pursuant to which the Company agreed to acquire its customer contract, skilled workforce and related assets, effective December 31, 2021 (“Acquisition Date”). The purchase price of the transaction, which was paid with cash on hand, was $566. The excess of purchase price over the assets acquired amounted to $14, which has been recognized as goodwill.
The Company incurred acquisition related costs of $78, which have been included in “General and administrative expenses” in the consolidated statement of income for the year ended March 31, 2022.
Goodwill is attributable mainly to the benefits expected from the acquired assembled workforce and is not expected to be deductible for tax purposes.

f)	MOL Information Processing Services (I) Private Limited (“MOL IPS”)
On August 1, 2021, the Company acquired all outstanding equity shares of MOL IPS from the shareholder of MOL IPS, MOL Hong Kong Limited (the “seller”), for a total purchase consideration of $2,958 including deferred consideration of $1,054, payable upon realization of receivables by MOL IPS, subject to adjustments for working capital, if any. MOL IPS is engaged in the business of performing back-office activities and data entry including information technology enabled services.
During the year ended March 31, 2023, the Company paid $17 to the seller as part of the purchase consideration.
The Company has completed the accounting of the assets acquired and liabilities assumed on acquisition. The purchase price has been allocated, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Total assets	$3,981
Less: Total liabilities	(2,321)

Net assets acquired	1,660
Less: Purchase consideration	(2,958)

Goodwill on acquisition	$1,298

Goodwill is attributable mainly to assembled workforce arising from the acquisition. Goodwill arising on acquisition is not expected to be tax deductible.